CORPORATE AND NON-RECOURSE BORROWINGS - Narrative (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Line of Credit Facility [Line Items]
Weighted average interest rate	5.36%	5.46%
Revolving credit facilities | $400 Million, Revolving Credit Facility | Credit facilities
Line of Credit Facility [Line Items]
Borrowings	$ 400,000,000
Revolving credit facilities | Brookfield Credit Agreement | Credit facilities
Line of Credit Facility [Line Items]
Credit facility, drawn amount	$ 0	$ 0